Borrowings - Maximum aggregate balance of federal funds purchased and repurchase agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Maximum aggregate balance outstanding at any month-end	$ 195,498	$ 281,833
Average montly aggregate balance outstanding	$ 143,718	$ 222,565
Weighted average interest rate for the year	1.63%	2.64%
Weighted average interest rate at December 31	1.11%	2.50%